[LOGO]
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                                                                     Aberdeen
                                                                  Global Income
                                                                    Fund, Inc.

                     [GRAPHIC]
Invests primarily in global fixed-income securities

                                                                Quarterly Report
                                                                 July 31, 2003

Letter to Shareholders

                                                              September 12, 2003

Dear Shareholder,

We present this Quarterly Report which covers the activities of Aberdeen Global Income Fund, Inc. (the "Fund") for the quarter ended July 31, 2003. The Fund's principal investment objective is to provide high current income by investing primarily in fixed-income securities denominated in Commonwealth Currencies, that is, the currencies of Australia, Canada, New Zealand and the United Kingdom. As a secondary investment objective the Fund seeks capital appreciation, but only when consistent with its principal investment objective.

High Credit Quality: 77.3% of Securities Rated or Deemed Equivalent to AA/Aa or Better

The Fund's high credit quality has been maintained. Over 77.3% of assets are rated AA/Aa or better, or are considered to be of equivalent quality by the Investment Manager. An additional 11.4% is held in A rated securities.

Distributions

Cash distributions to common shareholders for the 12 months ended July 31, 2003 totaled 72 cents per share. Based on the share price of $11.50 on July 31, 2003, the cash distribution rate over the 12 months then ended was 6.3%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On September 15, 2003 the Board of Directors declared a monthly distribution of 6 cents per share payable on October 10, 2003, to all shareholders of record as of September 30, 2003.

The Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. It is the Board's intention that the monthly distribution of 6 cents per share be maintained for 12 months, beginning with the July 2003 distribution payment. This policy is subject to regular review at the Board's quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in December 2003.


                                             Aberdeen Global Income Fund, Inc. 1

Net Asset Value Performance: 7.5% Per Annum Return Since Inception

The Fund's total return based on Net Asset Value ("NAV") was 3.1% over the quarter ended July 31, 2003 and 7.5% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund's share price rose 6.6% over the quarter, from $10.79 on April 30, 2003 to $11.50 on July 31, 2003. The Fund's share price on July 31, 2003 represented a discount of 2.0% to the NAV per share of $11.73 on that date. This represents a narrowing of the discount to NAV of 6.6% on April 30, 2003.

Global Debt Securities: 12.5% of Total Assets Invested in Global Debt Securities

The Fund may invest up to 35% of its total assets in Global Debt Securities. The term "Global Debt Securities" includes securities of issuers located in, or securities denominated in the currency of, countries other than Australia, Canada, New Zealand or the United Kingdom. As of July 31, 2003, 12.5% of the Fund's total assets were held in Global Debt Securities. This included 4.7% in Asian debt securities. At July 31, 2003, 0.9% of the Fund's total assets were invested in Eastern Europe, 2.5% in Latin America and 4.4% in Western Europe.


2  Aberdeen Global Income Fund, Inc.

Letter to Shareholders (concluded)

In an effort to provide more timely information to shareholders, the market review and outlook will now be published separately. For information about the Fund, including a market review and outlook, weekly updates of the share price, NAV, and details of recent distributions, contact Aberdeen Asset Management, Investor Relations, by:

o     calling toll free on 1-800-522-5465 or 1-212-968-8800 in the United
      States,

o     emailing to InvestorRelations@aberdeen-asset.com, or

o     visiting the website at www.aberdeen-asset.us

For information about the Aberdeen group, visit the Aberdeen website at www.aberdeen-asset.com

Yours sincerely,


/s/ Martin J. Gilbert

Martin J. Gilbert
Chairman

              All amounts are U.S. dollars unless otherwise stated.


                                             Aberdeen Global Income Fund, Inc. 3

--------------------------------------------------------------------------------

Your Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund's fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund is required to indicate the source of each distribution to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2002, including the distribution paid on September 12, 2003, are comprised of 62% net investment income and 38% return of paid-in-capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

The amount attributed as return of capital reflects, in part, the realization of currency losses in the Fund's Australian bond portfolio as a result of positioning the Fund's investments more towards global debt securities. Fund assets are marked to market, therefore the realization of such currency losses does not impact the Fund's net asset value. However, these losses do offset distributable income, therefore increasing the return of capital component of the distribution.

In January 2004, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.

--------------------------------------------------------------------------------


4  Aberdeen Global Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan ("the Plan") which allows you to automatically reinvest your distributions in shares of the Fund's common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per month. Under this arrangement EquiServe Trust Company N.A. (the "Plan Agent") will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month, unless shares of the Fund are trading at a premium, in which case the Fund will issue additional shares. As a participant in the Plan you will have the convenience of:

Automatic reinvestment -- the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs -- shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience -- the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.

To request a brochure containing information on the Plan, together with an authorization form, please contact the Plan Agent, EquiServe Trust Company N.A., P.O. Box 43011, Providence, RI 02490-3011 or call toll free on 1-800-426-5523.


                                             Aberdeen Global Income Fund, Inc. 5

Report of the Investment Manager

Share Price Performance

On July 31, 2003, the Fund's share price was $11.50, which represented a discount of 2.0% to the NAV of $11.73. At the date of this report, the share price was $11.30 representing a discount of 4.9% to the NAV of $11.88.

               NAV vs Share Price February 1992 through July 2003

A line graph depicting the Net Asset Value vs Share Price. The values are from July 1992 through July 2003

                           Jul-92      Jan-93     Jul-93      Jan-94      Jul-94     Jan-95      Jul-95      Jan-96
Aberdeen Global
Income Fund NAV            $14.87      $12.62     $13.55      $14.22      $12.03     $11.91      $12.49      $13.12

                           Jul-96      Jan-97     Jul-97      Jan-98      Jul-98     Jan-99      Jul-99      Jan-00     Jul-00
Aberdeen Global
Income Fund NAV            $13.20      $13.86     $14.08      $13.41      $12.57     $13.37      $12.42      $11.78     $10.99

                           Jan-01      Jul-01     Jan-02      Jul-02      Jan-03     Jul-03
Aberdeen Global
Income Fund NAV            $10.71      $9.77      $9.47       $10.18      $11.28     $11.73

                           Jul-92      Jan-93     Jul-93      Jan-94      Jul-94     Jan-95      Jul-95      Jan-96
Aberdeen Global
Income Fund
Share Price                $15.13      $12.38     $13.25      $13.00      $11.75     $10.25      $11.13      $11.88

                           Jul-96      Jan-97     Jul-97      Jan-98      Jul-98     Jan-99      Jul-99      Jan-00     Jul-00
Aberdeen Global
Income Fund
Share Price                $11.50      $11.88     $12.31      $12.38      $10.94     $10.88      $10.75      $9.44      $9.25

                           Jan-01      Jul-01     Jan-02      Jul-02      Jan-03     Jul-03
Aberdeen Global
Income Fund
Share Price                $9.46       $8.81      $8.74       $9.75       $10.81     $11.50


6  Aberdeen Global Income Fund, Inc.

Auction Market Preferred Stock (AMPS)

The Fund's $30 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 1.29% over the quarter ended July 31, 2003, compared with 1.15% for 30-day U.S. commercial paper over the same period. These rates declined over the period as the U.S. Federal Reserve eased interest rates by 0.25% in late June. The rates paid to preferred shareholders have decreased further since July 31, 2003 to a level of 1.20% as of the date of this report. Over the past year, the impact of AMPS on the Fund has been positive, as the key currencies of the Fund -- the Australian dollar, British pound, New Zealand dollar and Canadian dollar -- all strengthened against the U.S. dollar. Most key Asian currencies followed a similar trend, with the Korean won, Thai baht, Singapore dollar and Indonesian rupiah all rising over the twelve months. In addition, the fact that U.S. interest rates have remained at historic lows has meant that the differential between AMPS funding rates and the yields at which the Fund invests remains positive.

On September 16, 2002, the Fund entered into a two-year interest rate swap agreement in order to hedge one-third of the Fund's outstanding issue of AMPS. Under the original terms of the agreement, the Fund received a floating rate of interest (one month USD-LIBOR BBA rate) based on a notional amount of US$10,000,000 and paid interest at a fixed rate of 2.46%. The fixed rate interest payment was re-priced to 2.10% on October 1, 2002, to 1.7175% on December 24, 2002 and then to 1.37% on February 18, 2003.

The Board of Directors has resolved to amend the Fund's policies with respect to derivatives to increase the percentage of the Fund's AMPS liabilities which may be hedged pursuant to interest rate swaps from one-third to up to 100% of the AMPS liabilities. A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund's interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Pricing Committee of the Board of Directors.


                                             Aberdeen Global Income Fund, Inc. 7

Portfolio Composition

Geographic Composition

The table below shows the geographic composition of the Fund's total investments as of July 31, 2003, compared with the previous quarter and twelve months:

                  TABLE 1: ABERDEEN GLOBAL INCOME FUND, INC.--
                           GEOGRAPHIC ASSET ALLOCATION

================================================================================
                               July 31, 2003     April 30, 2003    July 31, 2002
                                     %                  %                %
--------------------------------------------------------------------------------
Australia                           23.6              22.7              20.0
Canada                              17.3              17.3              17.9
New Zealand                         12.3              13.3              11.0
United Kingdom                      28.3              32.3              30.8
United States*                       6.0               2.3               8.1
Asia                                 4.7               6.9               7.9
Eastern Europe                       0.9               1.0               2.2
Latin America                        2.5               3.4               1.4
Western Europe                       4.4               0.8               0.7
--------------------------------------------------------------------------------
Total Portfolio                    100.0             100.0             100.0
================================================================================

* It is a policy of the Investment Manager to maintain a portion of the Fund's investments in U.S. short-term securities to cover distributions and expenses.

                             Geographic Composition

The table below shows the geographic composition of the Fund's total investments as of July 31, 2003, compared with the previous quarter and twelve months:

================================================================================
                               July 31, 2003    April 30, 2003     July 31, 2002
                                     %                 %                 %
--------------------------------------------------------------------------------
Australia                           23.6             22.7               20.0
Canada                              17.3             17.3               17.9
New Zealand                         12.3             13.3               11.0
United Kingdom                      28.3             32.3               30.8
United States                        6.0              2.3                8.1
Asia                                 4.7              6.9                7.9
Eastern Europe                       0.9              1.0                2.2
Latin America                        2.5              3.4                1.4
Western Europe                       4.4              0.8                0.7
================================================================================


8  Aberdeen Global Income Fund, Inc.

Currency Composition

The table below shows the currency composition of the Fund's total investments as of July 31, 2003, compared with the previous quarter and twelve months:

                  TABLE 2: ABERDEEN GLOBAL INCOME FUND, INC.--
                               CURRENCY ALLOCATION

================================================================================
                                   July 31, 2003  April 30, 2003   July 31, 2002
                                         %               %               %
--------------------------------------------------------------------------------
Australian Dollar                       23.6            22.6            19.9
Canadian Dollar                         16.9            17.2            17.6
New Zealand Dollar                      15.1            14.5            12.2
British Pound                           27.2            31.2            30.0
United States Dollar*                   11.6            10.6            13.8
Asian Currencies                         3.3             3.9             6.5
Eastern European Currencies               --              --              --
Latin American Currencies                 --              --              --
Western European Currencies              2.3              --              --
--------------------------------------------------------------------------------
Total Portfolio                        100.0           100.0           100.0
================================================================================

*     Includes Yankee bond investments.

Maturity Composition

As at July 31, 2003, the average maturity of the Fund's assets was 7.4 years, compared with 8.5 years on April 30, 2003. The table below shows the maturity composition of the Fund's investments as of July 31, 2003:

                  TABLE 3: ABERDEEN GLOBAL INCOME FUND, INC.--
                                MATURITY ANALYSIS

================================================================================
                  Less than 1 year   1 to 5 years   5 to 10 years  Over 10 years
                           %              %              %              %
--------------------------------------------------------------------------------
Australia                 17.7           35.3           44.5            2.5
Canada                    20.8           24.3            7.7           47.2
New Zealand                4.5           79.2           16.3             --
United Kingdom            26.1           31.3            2.8           39.8
United States             60.9            8.2           30.9             --
Asia                      28.6           35.8           33.9            1.7
Eastern Europe              --             --             --          100.0
Latin America               --             --           28.8           71.2
Western Europe              --           58.9           33.3            7.8
--------------------------------------------------------------------------------
Total Portfolio           19.7           36.9           19.7           23.7
================================================================================


                                             Aberdeen Global Income Fund, Inc. 9

Sectoral Composition

The table below shows the sectoral composition of the Fund's total investments as of July 31, 2003:

                  TABLE 4: ABERDEEN GLOBAL INCOME FUND, INC.--
                              SECTORAL COMPOSITION

================================================================================
                    Sovereign  Provincial/    Utilities/
                      Gov't.      State     Supranational  Corporate   Cash or
                      Bonds       Bonds         Bonds        Bonds    Equivalent
                        %           %             %            %           %
--------------------------------------------------------------------------------
Australia              8.2         9.7           1.0          2.3         2.4
Canada                 8.7         5.3            --          0.5         2.8
New Zealand            2.2          --            --          9.5         0.6
United Kingdom        17.2          --           1.9          3.9         5.3
United States           --          --            --          1.3         4.7
Asia                   3.4         0.1            --          1.1         0.1
Eastern Europe         0.9          --            --           --          --
Latin America          2.5          --            --           --          --
Western Europe          --          --            --          4.4          --
--------------------------------------------------------------------------------
Total Portfolio       43.1        15.1           2.9         23.0        15.9
================================================================================

                    Sectoral Composition as of July 31, 2003

The table below shows the sectoral composition of the Fund's total investments as of July 31, 2003:

================================================================================
                    Sovereign  Provincial/    Utilities/
                      Gov't.      State     Supranational  Corporate    Cash or
                      Bonds       Bonds         Bonds        Bonds    Equivalent
                        %           %             %            %           %
--------------------------------------------------------------------------------
Australia              8.2         9.7           1.0          2.3         2.4
Canada                 8.7         5.3            --          0.5         2.8
New Zealand            2.2          --            --          9.5         0.6
United Kingdom        17.2          --           1.9          3.9         5.3
United States           --          --            --          1.3         4.7
Asia                   3.4         0.1            --          1.1         0.1
Eastern Europe         0.9          --            --           --          --
Latin America          2.5          --            --           --          --
Western Europe          --          --            --          4.4          --
================================================================================


10  Aberdeen Global Income Fund, Inc.

Portfolio Composition (concluded)

Quality of Investments

As of July 31, 2003, 77.3% of the Fund's assets were invested in securities where either the issue or the issuer was rated at least "AA" by Standard & Poor's Corporation or "Aa" by Moody's Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund's portfolio as of July 31, 2003:

                  TABLE 5: ABERDEEN GLOBAL INCOME FUND, INC.--
                                  ASSET QUALITY

================================================================================
                     AAA/Aaa    AA/Aa       A      BBB/Baa     BB/Ba*       B*
                        %         %         %         %          %          %
--------------------------------------------------------------------------------
Australia             90.2       9.5       0.3        --         --         --
Canada                63.9      20.2      15.9        --         --         --
New Zealand           54.8      16.5      17.8      10.9         --         --
United Kingdom        79.6       8.2      11.6        --        0.6         --
United States         77.2        --        --       4.7       13.5        4.6
Asia                   1.1        --      59.4      20.8       18.7         --
Eastern Europe                    --        --        --      100.0         --
Latin America           --        --        --      32.0       28.8       39.2
Western Europe          --        --        --        --       70.1       29.9
--------------------------------------------------------------------------------
Total Portfolio       67.0      10.3      11.4       3.5        5.5        2.3
================================================================================

*     Below investment grade.


                                            Aberdeen Global Income Fund, Inc. 11

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies over the last three and twelve month periods.

================================================================================
                              July 31, 2003     April 30, 2003     July 31, 2002
--------------------------------------------------------------------------------
Australia
90 day bank bills                  4.76%             4.81%             4.95%
10 year bonds                      5.43%             5.28%             5.95%
Australian Dollar                $ 0.65            $ 0.63            $ 0.54

Canada
90 day bank bills                  2.92%             3.25%             2.82%
10 year bonds                      4.84%             4.91%             5.22%
Canadian Dollar                  $ 0.71            $ 0.70            $ 0.63

New Zealand
90 day bank bills                  5.08%             5.52%             5.94%
10 year bonds                      5.73%             5.90%             6.53%
New Zealand Dollar               $ 0.58            $ 0.56            $ 0.47

United Kingdom
90 day bank bills                  3.32%             3.53%             3.90%
10 year bonds                      4.52%             4.35%             4.86%
British Pound                    $ 1.61            $ 1.60            $ 1.56

South Korea
90 day T-bills                     3.93%             4.36%             4.74%
10 year bonds                      5.24%             4.92%             6.46%
South Korean Won*            W  1180.50        W  1215.00        W  1188.09

Thailand
90 day deposits                    1.00%             1.50%             2.00%
10 year bonds                      2.90%             3.42%             5.00%
Thai Baht*                     B  41.98          B  42.87          B  42.02

Philippines
90 day T-bills                     5.83%             7.66%             5.59%
10 year bonds                     11.26%            12.55%            12.78%
Philippines Peso*              P  54.73          P  52.48          P  51.28

Malaysia
90 day T-bills                     2.81%             2.79%             2.73%
10 year bonds                      3.92%             3.68%             3.97%
Malaysian Ringgit*              R  3.80           R  3.80           R  3.80

Singapore
90 day T-bills                     0.63%             0.55%             0.70%
10 year bonds                      3.07%             2.10%             3.72%
Singapore Dollar*               S$ 1.76           S$ 1.78           S$ 1.76

US$ Yankee Bonds**
South Korea                        4.00%             3.86%             4.80%
Malaysia                           4.30%             4.13%             5.61%
Philippines                        6.78%             7.06%             8.08%
================================================================================

* These currencies are quoted Asian currency per U.S. dollar. The Australian, Canadian and New Zealand dollars and the British pound are quoted U.S. dollars per currency.
**    Sovereign issues.

Aberdeen Asset Managers (C.I.) Limited
September 2003


12  Aberdeen Global Income Fund, Inc.

Portfolio of Investments

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--106.9%
AUSTRALIA--26.9%
Government Bonds--9.3%
A$
         Commonwealth of Australia,
1,500    9.50%, 8/15/03 ........................................   Aaa         AAA          973,134
2,600    6.75%, 11/15/06 .......................................   Aaa         AAA        1,778,077
1,750    10.00%, 10/15/07 ......................................   NR          AAA        1,343,822
2,000    8.75%, 8/15/08 ........................................   Aaa         AAA        1,500,060
2,500    7.50%, 9/15/09 ........................................   Aaa         AAA        1,804,451
1,000    5.75%, 6/15/11 ........................................   Aaa         AAA          660,339
1,000    6.50%, 5/15/13 ........................................   Aaa         AAA          694,494
         Federal National Mortgage Association, Series EMTN,
2,000    6.375%, 8/15/07 .......................................   Aaa         NR         1,347,786
                                                                                         ----------
         Total Australian government bonds
         (cost US$9,367,664) ...................................                         10,102,163
                                                                                         ----------

Semi-Government Bonds--12.3%
New South Wales--4.2%
         New South Wales Treasury Corporation,
2,500    7.00%, 4/01/04 ........................................   NR          AAA        1,643,064
4,200    7.00%, 12/01/10 .......................................   NR          AAA        2,957,096
                                                                                         ----------
                                                                                          4,600,160
                                                                                         ----------

Queensland--2.6%
         Queensland Treasury Corporation,
1,000    8.00%, 9/14/07 (Global) ...............................   Aaa         AAA          717,723
2,000    6.00%, 6/14/11 ........................................   Aaa         AAA        1,342,032
1,250    6.00%, 6/14/21 ........................................   NR          AAA          830,862
                                                                                         ----------
                                                                                          2,890,617
                                                                                         ----------
Victoria--1.7%
         Treasury Corporation of Victoria,
1,000    9.00%, 6/27/05 ........................................   Aaa         AAA          695,626
1,500    10.25%, 11/15/06 ......................................   NR          AAA        1,125,366
                                                                                         ----------
                                                                                          1,820,992
                                                                                         ----------


                                            Aberdeen Global Income Fund, Inc. 13

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
AUSTRALIA (concluded)
Semi-Government Bonds (concluded)
Western Australia--3.8%
A$
         Western Australia Treasury Corporation,
2,000    8.00%, 10/15/07 .......................................   Aaa         AAA        1,433,848
3,500    8.00%, 6/15/13 ........................................   Aaa         AAA        2,665,964
                                                                                         ----------
                                                                                          4,099,812
                                                                                         ----------
         Total Australian semi-government bonds
         (cost US$11,426,056) ..................................                         13,411,581
                                                                                         ----------

Supranational--2.4%
         Eurofima,
3,500    9.875%, 1/17/07 .......................................   Aaa         AAA        2,600,361
                                                                                         ----------
         Total Australian dollar supranational bonds
         (cost US$2,050,002) ...................................                          2,600,361
                                                                                         ----------

Corporate Non-Banks--2.9%
         Brisbane Airport Corporation, Ltd.,
4,000    7.30%, 6/30/10 ........................................   Aaa         AAA        2,747,140
         GE Capital Australia,
  600    6.75%, 9/15/07 ........................................   Aaa         AAA          405,555
                                                                                         ----------
         Total Australian corporate non-bank bonds
         (cost US$2,492,723) ...................................                          3,152,695
                                                                                         ----------

         Total Australian long-term investments
         (cost US$25,336,445) ..................................                         29,266,800
                                                                                         ----------

CANADA--16.9%
Government Bonds--10.5%
C$
         Canadian Government,
2,500    7.25%, 6/01/07 ........................................   NR          AAA        1,989,810
3,000    10.25%, 3/15/14 .......................................   Aaa         AAA        3,039,304
4,000    8.00%, 6/01/23 ........................................   Aaa         AAA        3,720,476
2,000    9.00%, 6/01/25 ........................................   NR          AAA        2,056,382
         Canada (Cayman),
  750    7.25%, 6/01/08 ........................................   Aaa         NR           594,413
                                                                                         ----------
         Total Canadian government bonds
         (cost US$10,615,769) ..................................                         11,400,385
                                                                                         ----------


14  Aberdeen Global Income Fund, Inc.

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
CANADA (concluded)
Semi-Government Bonds--5.7%
British Columbia--1.7%
C$
         Province of British Columbia,
2,000    9.50%, 1/09/12 ........................................   Aa2         AA-        1,851,220

Ontario--0.4%
         Ontario Hydro,
  500    8.50%, 5/26/25 ........................................   Aa2         AA           472,008

Quebec--3.6%
         Quebec Hydro,
1,500    7.00%, 6/01/04 ........................................   A1          A+         1,100,927
1,000    2.969%, 1/28/05 (b) ...................................   A1          A+           710,314
2,000    9.625%, 7/15/22 .......................................   A1          A+         2,033,973
                                                                                         ----------
                                                                                          3,845,214
                                                                                         ----------
         Total Canadian semi-government bonds
         (cost US$5,578,183) ...................................                          6,168,442
                                                                                         ----------

Banking and Finance--0.7%
         Credit Local de France,
1,000    6.75%, 3/21/06 ........................................   Aa2         AA           762,120
                                                                                         ----------
         Total Canadian banking and finance bonds
         (cost US$715,413) .....................................                            762,120
                                                                                         ----------

         Total Canadian long-term investments
         (cost US$16,909,365) ..................................                         18,330,947
                                                                                         ----------

EUROPEAN UNION--3.0%
Germany--0.7%
Corporate Non-Banks--0.7%
EUR
         Kronos International Inc.,
  310    8.875%, 6/30/09 .......................................   B2          BB-          345,431
         Messer Griesheim Holdings AG,
  310    10.375%, 6/01/11 ......................................   B1          B+           380,323
                                                                                         ----------
                                                                                            725,754
                                                                                         ----------

France--0.2%
Corporate Non-Bank--0.2%
         Remy Cointreau SA,
  150    6.50%, 7/01/10 ........................................   Ba2         BB           173,053
                                                                                         ----------

Ireland--0.3%
Corporate Non-Bank--0.3%
         Valentia Telecommunications LTD,
  300    7.25%, 8/15/13 ........................................   Ba3         BB+          337,665
                                                                                         ----------


                                            Aberdeen Global Income Fund, Inc. 15

As of July 31, 2003 (unaudited)


Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
EUROPEAN UNION (concluded)
Luxembourg--0.5%
Corporate Non-Banks--0.5%
EUR
         Rhiag SA,
  310    10.75%, 6/05/07 .......................................   B2          B+           368,111
         Safilo Capital International SA,
  150    9.625%, 5/15/13 .......................................   B3          B            175,586
                                                                                         ----------
                                                                                            543,697
                                                                                         ----------

Netherlands--0.3%
Corporate Non-Bank--0.3%
         Carmeuse Lime BV,
  300    10.75%, 7/15/12 .......................................   Ba3         B+           354,548
                                                                                         ----------

United States--1.0%
Corporate Non-Banks--1.0%
         Dana Corporation,
  300    9.00%, 8/15/11 ........................................   Ba3         BB           354,548
         Lear Corporation,
  310    8.125%, 4/01/08 .......................................   Ba1         BBB-         376,834
         TRW Automotive Inc.,
  300    10.125%, 2/15/13 ......................................   B1          B+           357,925
                                                                                         ----------
                                                                                          1,089,307
                                                                                         ----------
         Total European Union long-term investments
         (cost US$3,330,774) ...................................                          3,224,024
                                                                                         ----------

MALAYSIA--0.1%
Semi-Government Bonds--0.1%
MYR
         Danamodal Nasional Berhad,
  550    0.00%, 10/21/03 .......................................   NR          NR           143,793
                                                                                         ----------
         Total Malaysia long-term investments
         (cost US$143,149) .....................................                            143,793
                                                                                         ----------

NEW ZEALAND--19.2%
Government Bonds--3.4%
NZ$
         Canadian Government,
1,000    6.625%, 10/03/07 ......................................   Aaa         AAA          602,708
         New Zealand Government,
5,000    6.50%, 4/15/13 ........................................   Aaa         AAA        3,058,184
                                                                                         ----------
         Total New Zealand government bonds
         (cost US$3,000,818) ...................................                          3,660,892
                                                                                         ----------


16  Aberdeen Global Income Fund, Inc.

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
NEW ZEALAND (concluded)
Semi-Government Bonds--1.1%
NZ$
         Province of Ontario,
2,000    5.75%, 3/03/08 ........................................   Aa2         AA         1,161,007
                                                                                         ----------
         Total New Zealand semi-government bonds
         (cost US$1,109,241) ...................................                          1,161,007
                                                                                         ----------

Banking and Finance--12.6%
         Bayerische Hypo- und Vereinsbank AG,
2,000    7.00%, 9/14/05 ........................................   A3          A-         1,168,624
         Commerzbank AG,
3,500    8.00%, 2/07/05 ........................................   A2          A-         2,103,017
         Dexia Municipal Agency
3,000    7.00%, 11/26/07 .......................................   Aaa         AAA        1,828,170
         GMAC INTL Finance BV,
3,500    8.00%, 3/14/07 ........................................   A3          BBB        2,022,910
         Landesbank Baden-Wuerttemberg,
4,200    5.25%, 1/06/05 ........................................   Aaa         AAA        2,429,932
         Landesbank Hessen-Thueringen Girozentrale,
4,000    7.00%, 12/17/07 .......................................   Aaa         AAA        2,435,434
         Transpower Finance Ltd.,
  500    8.00%, 6/15/05 ........................................   Aa2         AA           299,070
         WestPac Trust Securities
2,500    6.00%, 4/28/04 ........................................   Aa3         AA-        1,454,592
                                                                                         ----------
         Total New Zealand banking and finance bonds
         (cost US$10,870,329) ..................................                         13,741,749
                                                                                         ----------

Corporate Non-Banks--0.8%
         Housing New Zealand,
1,500    8.00%, 11/15/06 .......................................   Aaa         AA-          931,823
                                                                                         ----------
         Total New Zealand corporate non-bank bonds
         (cost US$753,827) .....................................                            931,823
                                                                                         ----------

Supranational--1.3%
         European Investment Bank,
2,300    7.00%, 12/17/07 .......................................   Aaa         AAA        1,400,374
                                                                                         ----------
         Total New Zealand supranational bonds
         (cost US$1,138,313) ...................................                          1,400,374
                                                                                         ----------

         Total New Zealand long-term investments
         (cost US$16,872,528) ..................................                         20,895,845
                                                                                         ----------


                                            Aberdeen Global Income Fund, Inc. 17

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
PHILIPPINES--0.3%
Government Bonds--0.3%
PHP
         Philippine Government,
 7,000   16.50%, 2/25/09 .......................................   Baa3        BBB          159,818
10,000   13.00%, 4/25/12 .......................................   Baa3        NR           201,190
                                                                                         ----------
         Total Philippine long-term investments
         (cost US$407,599) .....................................                            361,008
                                                                                         ----------

SOUTH KOREA--3.3%
Government Bonds--3.3%
US$
         EMBARC Ltd. Linked Note Series 1-9,
 2,000   6.082%, 8/18/03 (b)(c) ................................   NR          NR         1,698,100
         EMBARC Ltd. Linked Note Series 1-14,
 2,100   4.633%, 10/11/07 (b)(d) ...............................   NR          NR         1,840,818
                                                                                         ----------
         Total Korean long-term investments
         (cost US$3,827,873) ...................................                          3,538,918
                                                                                         ----------

THAILAND--0.5%
Government Bonds--0.5%
THB
         Thailand Government,
 9,500   8.00%, 12/08/06 (e) ...................................   Baa1        NR           272,916
 4,000   5.375%, 11/30/11 ......................................   Baa1        NR           115,381
 3,500   4.125%, 11/01/12 ......................................   Baa1        NR            93,056
 2,000   5.50%, 1/18/17 ........................................   Baa1        NR            58,860
                                                                                         ----------
         Total Thailand long-term investments
         (cost US$479,527) .....................................                            540,213
                                                                                         ----------


18  Aberdeen Global Income Fund, Inc.

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
UNITED KINGDOM--28.0%
Government Bonds--22.0%
(pound)
         United Kingdom Treasury,
  500    5.00%, 6/07/04 ........................................   Aaa         AAA          814,749
1,250    8.50%, 12/07/05 .......................................   Aaa         AAA        2,218,973
1,100    7.50%, 12/07/06 .......................................   Aaa         AAA        1,959,515
  500    5.75%, 12/07/09 .......................................   Aaa         AAA          866,898
1,500    8.00%, 9/27/13 ........................................   Aaa         AAA        3,088,958
  600    8.00%, 12/07/15 .......................................   Aaa         AAA        1,268,257
3,000    8.00%, 6/07/21 ........................................   Aaa         AAA        6,710,598
2,350    6.00%, 12/07/28 .......................................   NR          AAA        4,450,673
         Republic of Finland,
1,250    10.125%, 6/22/08 ......................................   Aaa         AAA        2,495,437
                                                                                         ----------
         Total United Kingdom government bonds
         (cost US$22,604,252) ..................................                         23,874,058
                                                                                         ----------

Utilities--2.4%
         British Gas PLC,
1,400    8.875%, 7/08/08 .......................................   A2          A          2,636,160
                                                                                         ----------
         Total United Kingdom utility bonds
         (cost US$2,184,080) ...................................                          2,636,160
                                                                                         ----------

Banking and Finance--3.4%
         Barclays Bank PLC,
1,000    9.875%, 5/29/49 .......................................   Aa2         A+         1,947,743
         Lloyds Bank PLC,
  500    7.375%, 3/11/04 .......................................   Aa1         AA-          819,837
         Prudential Finance B.V.,
  500    9.375%, 6/04/07 .......................................   NR          AA-          929,720
                                                                                         ----------
         Total United Kingdom banking and finance bonds
         (cost US$3,125,899) ...................................                          3,697,300
                                                                                         ----------

Corporate Non-Banks--0.2%
         Big Food Group PLC,
  150    9.75%, 6/30/12 ........................................   B1          B+           226,651
                                                                                         ----------
         Total United Kingdom corporate non-bank bonds
         (cost US$227,219) .....................................                            226,651
                                                                                         ----------

         Total United Kingdom long-term investments
         (cost US$28,141,450) ..................................                         30,434,169
                                                                                         ----------


                                            Aberdeen Global Income Fund, Inc. 19

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
UNITED STATES--8.7%
Corporate Non-Banks--0.7%
(pound)
         American Standard Inc.,
  221    8.25%, 6/01/09 ........................................   Ba2         BB+          376,561
         Constellation Brands Inc.,
  200    8.50%, 11/15/09 .......................................   Ba2         BB           339,172
                                                                                         ----------
         Total United States corporate non-bank bonds
         (cost US$736,715) .....................................                            715,733
                                                                                         ----------

Yankee Bonds--8.0%
Australia--0.1%
Corporate Non-Banks--0.1%
US$
         Cable & Wireless Optus Finance,
  100    8.00%, 6/22/10 ........................................   A2          A+           113,063
                                                                                         ----------

Brazil--1.2%
Government--1.2%
         Federal Republic of Brazil,
1,500    11.00%, 8/17/40 .......................................   B2          B+         1,275,000
                                                                                         ----------

China--0.3%
Banking and Finance--0.1%
         CITIC Ka Wah Bank,
   50    9.125%, 5/31/12 .......................................   Baa3        NA            55,265
                                                                                         ----------

Corporate Non-Bank--0.2%
         PCCW-HKTC Capital Ltd.,
  200    7.75%, 11/15/11 .......................................   Baa2        BBB          225,200
                                                                                         ----------

Utilities--0.0%
         CNOOC Finance Ltd.,
   50    6.375%, 3/08/12 .......................................   Baa1        BBB           55,255
                                                                                         ----------
                                                                                            335,720
                                                                                         ----------

Colombia--0.9%
Government--0.9%
         Republic of Colombia,
  868    9.75%, 4/09/11 ........................................   Ba2         BB+          968,003
                                                                                         ----------


20  Aberdeen Global Income Fund, Inc.

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
UNITED STATES (continued)
Yankee Bonds (continued)
Malaysia--0.1%
Utilities--0.1%
US$
         Petronas Capital Ltd.,
  100    7.00%, 5/22/12 ........................................   Baa1        BBB+         110,700
                                                                                         ----------

Mexico--1.0%
Government--1.0%
         United Mexican States,
1,000    8.30%, 8/15/31 ........................................   Baa2        BBB-       1,063,500
                                                                                         ----------

Netherlands--1.9%
Banking and Finance--1.9%
         Kazkommerts INTL BV,
1,000    10.125%, 5/08/07 ......................................   Baa3        BB-        1,080,000
         Turanalem Finance BV,
1,000    10.00%, 5/29/07 .......................................   Baa3        BB-        1,057,000
                                                                                         ----------
                                                                                          2,137,000
                                                                                         ----------

Philippines--1.1%
Government--0.1%
         Republic of Philippines,
   50    8.375%, 3/12/09 .......................................   Ba1         BB            52,500
   50    9.375%, 1/18/17 .......................................   Ba1         BB            54,250
                                                                                         ----------
                                                                                            106,750
                                                                                         ----------

Utilities--1.0%
         Philippine Long Distance Telephone Company
1,000    11.375%, 5/15/12 ......................................   Ba3         BB         1,099,073
                                                                                         ----------
                                                                                          1,205,823
                                                                                         ----------

Russia--1.2%
Government--1.2%
         Russian Federation,
1,000    11.00%, 7/24/18 .......................................   Ba2         BB         1,307,500
                                                                                         ----------


                                            Aberdeen Global Income Fund, Inc. 21

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
UNITED STATES (concluded)
Yankee Bonds (concluded)
South Korea--0.2%
Banking and Finance--0.2%
US$
         Korea Development Bank
  200    5.25%, 11/16/06 .......................................   A3          A-           212,895
                                                                                        -----------
         Total United States yankee bonds
         (cost US$7,557,755) ...................................                          8,729,204
                                                                                        -----------

         Total United States long-term bonds
         (cost US$8,294,470) ...................................                          9,444,937
                                                                                        -----------

         Total long-term investments
         (cost US$103,743,180) .................................                        116,180,654
                                                                                        -----------

SHORT-TERM INVESTMENTS--16.6%
Australia--2.9%
A$
         Banque Nationale de Paris Fixed Deposit,
4,352    4.50%, 8/01/03 ........................................   NR          NR         2,820,621
         Mirvac Group,
  500    4.75%, 7/15/04 ........................................   AA          NR           323,204
                                                                                        -----------
         (cost US$3,145,944) ...................................                          3,143,825
                                                                                        -----------

Canada--3.6%
C$
         State Street Bank and Trust Company Time Deposit,
5,538    2.00%, 8/06/03
         (cost US$3,998,123) ...................................   NR          NR         3,932,540
                                                                                        -----------

New Zealand--0.8%
NZ$
         State Street Bank and Trust Company Fixed Deposit,
         4.25%, 8/06/03
1,502    (cost US$889,484) .....................................   NR          NR           870,709
                                                                                        -----------


22  Aberdeen Global Income Fund, Inc.

Portfolio of Investments (concluded)

As of July 31, 2003 (unaudited)

Principal
Amount
Local
Currency (a)                                                      Moody's       S&P        Value
(000)                     Description                             Rating      Rating       (US$)
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (concluded)
United Kingdom--6.6%
(pound)
         State Street Bank and Trust Company Fixed Deposit
         3.125%, 8/06/03
4,450    (cost US$7,196,094) ...................................   NR          NR         7,153,156
                                                                                        -----------

United States--2.7%
US$
2,895    Repurchase Agreement, State Street Bank and Trust
         Company, .90% dated 7/31/03, due 8/01/03 in the
         amount of $2,895,072 (collateralized by $2,185,000
         U.S. Treasury Notes, 8.125% due 5/15/21; value
         $2,956,170)
         (cost US$2,895,000) ...................................   NR          NR         2,895,000
                                                                                        -----------
         Total short-term investments
         (cost US$18,124,645) ..................................                         17,995,230
                                                                                        -----------

---------------------------------------------------------------------------------------------------
Total Investments--123.5% (cost US$121,867,825)                                         134,175,884
Net unrealized appreciation on forward foreign currency exchange contracts--0.0% (f)         (4,070)
Other assets in excess of liabilities--4.1%                                               4,511,713
Liquidation value of preferred stock--(27.6%)                                           (30,000,000)
---------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders--100.0%                                   $108,683,527
===================================================================================================

NR--Not rated by Moody's or Standard & Poors.

(a) Portfolio securities are listed based on currency in which they are traded;
      A$--Australian dollar
      C$--Canadian dollar
      CNY--Chinese yuan
      INR--Indian rupee
      EUR--Euro
      KRW--South Korean won
      MYR--Malaysian ringgit
      NZ$--New Zealand dollar
      PHP--Philippine peso
      SG$--Singapore dollar
      THB--Thailand baht
      (pound)--British pound
      US$--United States dollar
(b) Coupon changes periodically upon a predetermined schedule. Stated interest rate in effect at July 31, 2003.
(c) Value of security is linked to the value of Government of Korea 7.70%, 8/16/03 and the movement of the South Korean Won.
(d) Value of security is linked to the value of Government of Korea 5.77%, 10/09/07 and the movement of the South Korean Won.
(e) Securities, or a portion thereof, pledged as collateral for derivative instruments.
(f) Forward foreign currency exchange contracts entered into as of July 31, 2003 were as follows:

-------------------------------------------------------------------------------------------------
Purchases

                                                                                      Unrealized
Contracts to Receive     In exchange for      Settlement Date         Value          Depreciation
-------------------------------------------------------------------------------------------------
EUR 283,728                US$323,420           8/01/2003          US$319,350          $(4,070)


                                            Aberdeen Global Income Fund, Inc. 23

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Directors

Martin J. Gilbert, Chairman
David L. Elsum
Laurence S. Freedman
Neville J. Miles
William J. Potter
Peter D. Sacks
Anton E. Schrafl
E. Duff Scott
John T. Sheehy
Warren C. Smith

Officers

Hugh Young, President
James Blair, Vice President
Christian Pittard, Treasurer and
  Assistant Secretary
Roy M. Randall, Secretary
Alison Briggs, Assistant Vice President
Beverley Hendry, Assistant Treasurer
Timothy Sullivan, Assistant Treasurer
Simon Bignell, Assistant Treasurer
Sander M. Bieber, Assistant Secretary

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.


[RECYCLED LOGO] Printed on post-consumer recycled paper


                                            Aberdeen Global Income Fund, Inc. 25

Corporate Information

Investment Manager                        Aberdeen Asset Managers (C.I.) Limited
                                          P.O. Box 578, 17 Bond Street
                                          St. Helier, Jersey JE45XB
                                          Channel Islands

Investment Adviser                        Aberdeen Asset Management Limited
                                          Level 6, 201 Kent Street
                                          Sydney, NSW 2000, Australia

Consultant                                CIBC World Markets, Inc.
                                          BCE Place, Canada Trust Tower
                                          P.O. Box 500
                                          Toronto, Ontario, M5J 2S8
                                          Canada

Administrator                             Princeton Administrators, L.P.
                                          P.O. Box 9095
                                          Princeton, New Jersey 08543-9095

Custodian                                 State Street Bank and Trust Company
                                          1 Heritage Drive
                                          North Quincy, Massachusetts 02171

Transfer Agent                            EquiServe Trust Company N.A.
                                          P.O. Box 43011
                                          Providence, RI 02940-3011
                                          1-800-451-6788

Auction Agent                             Deutsche Bank Trust Company Americas
                                          280 Park Avenue, 9th Floor
                                          New York, New York 10018

Independent Auditors                      PricewaterhouseCoopers LLP
                                          1177 Avenue of the Americas
                                          New York, New York 10036

Legal Counsel                             Dechert LLP
                                          1775 I Street, N.W.
                                          Washington, DC 20006

                                          The Seidler Law Firm
                                          Level 40, The Chifley Tower
                                          2 Chifley Square
                                          Sydney, NSW 2000, Australia

Investor Relations                        Aberdeen Asset Management
                                          45 Broadway, 31st Floor
                                          New York, New York 10006
                                          1-800-522-5465 or 1-212-968-8800
                                          InvestorRelations@aberdeen-asset.com

                                     [LOGO]
                                    Aberdeen
                                 ASSET MANAGERS

                     Aberdeen Asset Managers (C.I.) Limited

  The common shares of Aberdeen Global Income Fund, Inc. are traded on the New York Stock Exchange under the symbol "FCO." Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of The Wall Street Journal.

 This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.